SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Impairment Effects on Earnings Per Share [Line Items]
Less: allowance for expected credit loss	$ (57,740)	$ (49,573)	$ (28,382)
Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deposits	51,224	51,193
Other current assets, net	2,421	2,419
Less: allowance for expected credit loss	(56)	(56)	$ (47)
Deposits and other current assets	$ 53,589	$ 53,556